Other liabilities	12 Months Ended
Dec. 31, 2019
Disclosure of other liabilities [abstract]
Other liabilities
17 Other liabilities

Other liabilities by type
	2019	2018
Net defined benefit liability	483	421
Other post-employment benefits	84	76
Other staff-related liabilities	526	473
Share-based payment plan liabilities	6	9
Other taxation and social security contributions	442	403
Rents received in advance	9	61
Costs payable	2,111	2,272
Amounts to be settled	4,741	6,098
Lease liabilities	1,507	n/a
Other	2,921	3,697
	12,829	13,510

Disclosures in respect of Net defined benefit liabilities are provided in Note 36 ‘Pension and other post-employment benefits’.

Other staff-related liabilities

Other staff-related liabilities includes vacation leave provisions, variable compensation provisions, jubilee provisions, and disability/illness provisions.

Costs payable

Costs payable relate to costs attributable to 2019, which will be paid in subsequent periods.

Amounts to be settled

Amounts to be settled include primarily transactions not settled at the balance sheet date. The nature of these transaction is short term and are expected to settle shortly after the closing date of the balance sheet.

Lease liabilities

As ING has implemented IFRS 16 Leases without restating comparatives, no Lease Liabilities were recognised in 2018. Reference is made to Note 1 ‘Accounting policies’, 1.4.3. IFRS 16 ’leases’ – Impact of adoption.

The total cash outflow for leases in 2019 was EUR 271 million.

Other

Other relates mainly to balances on margin accounts or amounts payable to customers.